Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Exchange Traded Funds - 94.4%
Debt Funds - 13.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	32,466	$1,611,288
iShares 10-20 Year Treasury Bond ETF	54,180	5,457,010
iShares 1-3 Year Treasury Bond ETF	32,915	2,717,791
iShares 1-5 Year Investment Grade Corporate Bond ETF	40,700	2,139,192
iShares 20+ Year Treasury Bond ETF	29,943	2,595,759
iShares 3-7 Year Treasury Bond ETF	23,810	2,823,866
iShares 5-10 Year Investment Grade Corporate Bond ETF	38,631	2,055,942
iShares 7-10 Year Treasury Bond ETF	7,475	713,414
iShares Core Total USD Bond Market ETF	80,369	3,712,244
iShares Core U.S. Aggregate Bond ETF	58,531	5,810,372
iShares MBS ETF	17,581	1,669,316
Total Debt Funds		31,306,194
Equity Funds - 80.8%
iShares Core MSCI EAFE ETF	198,281	17,950,379
iShares Core MSCI Emerging Markets ETF	77,280	5,390,280
iShares Core S&P 500 ETF(a)	126,209	82,440,981
iShares Core S&P Mid-Cap ETF	219,496	14,822,565
iShares Core S&P Small-Cap ETF	60,387	7,506,708
iShares MSCI EAFE Growth ETF	32,167	3,582,439
iShares MSCI EAFE Value ETF	77,398	5,754,541
iShares MSCI USA Momentum Factor ETF	17,658	4,237,743
iShares MSCI USA Quality Factor ETF	23,647	4,535,731
iShares S&P 500 Growth ETF	88,432	10,002,543
iShares S&P 500 Value ETF	55,143	11,643,444
iShares U.S. Equity Factor Rotation Active Capitalize ETF	164,170	9,551,411
iShares U.S. Technology ETF	49,136	8,914,253
Total Equity Funds		186,333,018
Total Exchange Traded Funds
(Cost - $129,667,072)		217,639,212
Short-Term Investments - 4.9%
Money Market Funds - 4.9%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(b)	9,128,522	9,128,522
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(b)	2,188,032	2,188,032

Total Short-Term Investments (Cost - $11,316,554)		11,316,554

	Shares/ Principal	Fair Value

Total Investments - 99.3%
(Cost - $140,983,626)		$228,955,766
Other Assets Less Liabilities - Net 0.7%		1,573,543
Total Net Assets - 100.0%		$230,529,309

Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini Russell 2000 Index	Goldman Sachs & Co.	21	6/18/2026	$2,637,810	$(22,380)
MSCI EAFE Future	Goldman Sachs & Co.	58	6/19/2026	8,413,190	1,505
MSCI Emerging Market Index Future	Goldman Sachs & Co.	23	6/19/2026	1,672,790	27,675
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	6	6/18/2026	2,869,800	60,066
S&P 500 E-Mini Future	Goldman Sachs & Co.	115	6/18/2026	37,781,812	417,638
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	14	6/18/2026	4,755,100	(51,395)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$433,109